Revenues (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Option	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Revenue [Abstract]
Time charter revenues	$ 80,415	$ 86,127	$ 82,949
Nonrelated Party [Member]
Revenue [Abstract]
Time charter revenues	71,472
Related Party [Member]
Revenue [Abstract]
Time charter revenues	$ 8,943	8,967	8,943
Time Charter [Member]
Revenue [Abstract]
Renewal period	1 year
Time Charter [Member] | Minimum [Member]
Revenue [Abstract]
Term of time charter	3 years
Number of options to renew | Option	1
Time Charter [Member] | Maximum [Member]
Revenue [Abstract]
Term of time charter	15 years
Time Charter [Member] | Nonrelated Party [Member]
Revenue [Abstract]
Time charter revenues	$ 67,121	77,160	74,006
Time Charter [Member] | Related Party [Member]
Revenue [Abstract]
Time charter revenues	8,943	8,967	8,943
Megayacht Chartering [Member]
Revenue [Abstract]
Time charter revenues	$ 4,351	$ 0	$ 0